Leases (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jan. 02, 2022
Leases
2024	$ 127,669
2025	40,891
2026	34,950
2027	35,998
2028 and thereafter	3,029
Total undiscounted lease payments	242,537
Less imputed interest	(17,724)
Total lease liabilities	224,813		$ 201,180
Lease liabilities, current	118,833	$ 87,212
Lease liabilities, non-current	$ 105,980	$ 233,496